Business Acquisitions - Additional Information (Detail) $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2013 acquisition	Dec. 31, 2010 USD ($)	Dec. 31, 2014 USD ($) product_line acquisition	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($) acquisition	Dec. 09, 2010
Business Acquisition [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent			$ 9.0
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Additional Interest Issued to Parent			5.0
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Cost Expensed					$ 7.4
Purchase of convertible debt issued by affiliate		$ 49.7
Net unrealized holding gains on available-for-sale investments			8.5	$ 12.7	$ (17.8)
DIO Corporation
Business Acquisition [Line Items]
Initial ownership interest						17.00%
Additional Paid-in Capital
Business Acquisition [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Additional Interest Issued to Parent			3.9
Other Noncurrent Assets | DIO Corporation
Business Acquisition [Line Items]
Available-for-sale Securities, Noncurrent			$ 57.7	70.0
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Number of acquisitions | acquisition	2		1		1
Number of product lines divested | product_line			2
Business Acquisition, Transaction Costs				61.5
Goodwill increase				$ 51.4